Summary of Significant Accounting Policies (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Concentration Risk [Line Items]
Cash and Cash Equivalents, at Carrying Value	$ 245,860	$ 254,620	$ 200,081
Assets	1,052	829
Liability	1,318	1,098
Severance expenses	$ 58	$ 33
Severance pay description	Pursuant to Israel’s Severance Pay Law, Israeli employees are entitled to severance pay equal to one month’s salary for each year of employment, or a portion thereof. The Company has elected to include its employees in Israel under Section 14 of the Severance Pay Law, under which these employees are entitled only to monthly deposits made in their name with insurance companies, at a rate of 8.33% of their monthly salary.
Ownership Percentage In Joint Venture	19.00%	19.90%
Investment In Joint Venture	$ 3,000	$ 1,000
Damages value	9,000
Money Market Funds [Member]
Concentration Risk [Line Items]
Cash and Cash Equivalents, at Carrying Value	180,060	150,060
Service fees
Concentration Risk [Line Items]
Revenue	$ 86,388	$ 68,168	$ 44,461